Financial Instruments - Schedule of Sensitivity Analysis of Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ 667	€ (90)
Increase Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	(12,915)	(9,471)
Decrease Equity [Member] | USD [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	(737)	99
Decrease Equity [Member] | NIS [Member]
Schedule of Sensitivity Analysis of Equity [Line Items]
Change in the exchange rate	€ 12,915	€ 9,471